February 22, 2008
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
     Re:   2007 Annual Report on Form 10-K
Dear Sirs;
     This letter accompanies the electronic filing of the Masco Corporation annual report on Form 10-K for the year ended December 31, 2007. Please be advised that the financial statements contained in the Form 10-K do not reflect any changes from the preceding year in any accounting principles or practice, or in the method of applying such principles or practices other than as explained in the Notes to the Consolidated Financial Statements and in response to guidelines issued by the Securities and Exchange Commission.

Very truly yours,
/s/John G. Sznewajs

John G. Sznewajs Vice President, Treasurer and Chief Financial Officer